CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	$ 43,101	$ 57,025	$ 53,770
Operating costs and expenses:
Cost of revenue	40,055	61,195	39,509
Sales and marketing expenses	153	336	887
General and administrative expenses	18,465	21,946	22,265
Net loss on disposal of cryptocurrency assets	7,074	(7,835)	971
Impairment of cryptocurrencies	2,359	9,396	12,255
Operating profit (loss)	(25,193)	(89,638)	(44,318)
Interest income	242	150	56
Interest expense		218	775
Loss before income tax	(25,384)	(79,421)	(39,893)
Net loss	(28,710)	(155,415)	(62,403)
Reclassification into loss from equity method investments			(131)
Share of other comprehensive income from an equity method investee			631
Comprehensive loss	(29,026)	(157,020)	(60,160)
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues		40,274	39,414
Operating costs and expenses:
Cost of revenue	(42)	(15,595)	(6,279)
Sales and marketing expenses	(6)	(72)	(244)
General and administrative expenses	(3,134)	(3,307)	(8,047)
Total operating costs and expenses	(3,182)	(18,974)	(14,570)
Net loss on disposal of cryptocurrency assets	539	(9,349)	(6,582)
Impairment of cryptocurrencies		(7,360)	(4,436)
Operating profit (loss)	(2,643)	4,591	13,826
Interest income	231		9
Interest expense		(60)	(708)
Other operating expenses	(10,000)
Equity in loss of subsidiaries and VIEs	(16,298)	(159,946)	(75,530)
Loss before income tax	(28,710)	(155,415)	(62,403)
Net loss	(28,710)	(155,415)	(62,403)
Foreign currency translation gain (loss)	(316)	(1,605)	1,481
Reclassification into loss from equity method investments			131
Share of other comprehensive income from an equity method investee			631
Comprehensive loss	$ (29,026)	$ (157,020)	$ (60,160)